CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net sales
Net sales	[1]	$ 65,623	$ 115,944	$ 98,292
Cost of net sales
Cost of net sales		41,466	83,676	65,146
Gross profit		24,157	32,268	33,146
Operating expenses:
Selling, general and administrative	[2]	15,827	15,156	16,777
Research and development		14,467	12,745	9,853
Total operating expenses		30,294	27,901	26,630
Operating income (loss)		(6,137)	4,367	6,516
Interest income		1,337	1,749	1,177
Interest expense		(16)	(47)	(48)
Other income (expense), net		872	(644)	2,976
Equity loss of associates			(613)	(687)
Investment impairment			(370)	(1,690)
Income before income taxes		(3,944)	4,442	8,244
Income tax benefit (expense)		31	378	(1,263)
Net income (loss)		$ (3,913)	$ 4,820	$ 6,981
Net income (loss) per share Basic		$ (0.11)	$ 0.14	$ 0.20
Net income (loss) per share Diluted		$ (0.11)	$ 0.13	$ 0.19
Weighted average shares outstanding-Basic		35,556	35,642	35,467
Weighted average shares outstanding-Diluted		35,556	36,319	36,176
Net income (loss)		$ (3,913)	$ 4,820	$ 6,981
Other comprehensive income (loss), net of tax
Net change in cumulative translation adjustment		529	(839)	409
Comprehensive income (loss)		(3,384)	3,981	7,390
Products
Net sales
Net sales	[1]	43,722	97,680	77,283
Cost of net sales
Cost of net sales		29,566	72,082	50,636
Services
Net sales
Net sales	[1]	21,901	18,264	21,009
Cost of net sales
Cost of net sales		$ 11,900	$ 11,594	$ 14,510

[1]	The revenue recognized in the years ended December 31, 2019, 2018 and 2017 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each respective period were $2.8 million, $4.0 million and $2.7 million, respectively.
[2]	Allowances for doubtful accounts of $4.4 million, $0.8 million and reversal $0.06 million were recognized in the selling expenses in 2019, 2018 and 2017, respectively.